Pensions and other postretirement benefits (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	16,869
Fair value of plan assets at end of year	17,761
Absolute Return Investment Redemption Notice Period Range Minimum	5
Absolute Return Investment Redemption Notice Period Range Maximum	90
Absolute return investments maximum frequency of redemption dates not to be categorized as Level 3 (in months)	4
Risk Based Allocation Investment Redemption Notice Period Range Minimum	5
Risk Based Allocation Investment Redemption Notice Period Range Maximum	60
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,978		1,828
Actual return relating to assets still held at the reporting date	25		146
Purchases	219		142
Sales	(66)		(138)
Fair value of plan assets at end of year	2,156		1,978
Fair Value Level 3 [Member] | Equity [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	22	[1]	22	[1]
Actual return relating to assets still held at the reporting date	1	[1]	2	[1]
Purchases	4	[1]	2	[1]
Sales	(3)	[1]	(4)	[1]
Fair value of plan assets at end of year	24	[1]	22	[1]
Fair Value Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	299	[2]	279	[2]
Actual return relating to assets still held at the reporting date	21	[2]	26	[2]
Purchases	0	[2]	0	[2]
Sales	(3)	[2]	(6)	[2]
Fair value of plan assets at end of year	317	[2]	299	[2]
Fair Value Level 3 [Member] | Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	961	[3]	940	[3]
Actual return relating to assets still held at the reporting date	0	[3]	72	[3]
Purchases	47	[3]	0	[3]
Sales	0	[3]	(51)	[3]
Fair value of plan assets at end of year	1,008	[3]	961	[3]
Fair Value Level 3 [Member] | Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	663	[4]	577	[4]
Actual return relating to assets still held at the reporting date	2	[4]	43	[4]
Purchases	159	[4]	120	[4]
Sales	(60)	[4]	(77)	[4]
Fair value of plan assets at end of year	764	[4]	663	[4]
Fair Value Level 3 [Member] | Absolute Return [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	33	[5]	10	[5]
Actual return relating to assets still held at the reporting date	1	[5]	3	[5]
Purchases	9	[5]	20	[5]
Sales	0	[5]	0	[5]
Fair value of plan assets at end of year	43	[5]	33	[5]

[1]	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $24 million ($22 million in 2013) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
[2]	The fair value of real estate investments of $317 million ($299 million in 2013) includes land and buildings net of related mortgage debt of $34 million ($41 million in 2013) and is categorized as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. Mortgage debt is valued based on the present value of future cash flows using current market yields for comparable instruments.
[3]	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $1,008 million ($961 million in 2013) categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[4]	Infrastructure investments consist of $14 million ($10 million in 2013) of publicly traded equity securities of infrastructure companies categorized as Level 1, $107 million ($115 million in 2013) of term loans, bonds and infrastructure funds issued by infrastructure companies categorized as Level 2 and $764 million ($663 million in 2013) of infrastructure funds that are categorized as Level 3 and are valued based on discounted cash flows or earnings multiples. Distributions may be received throughout the term of the funds and/or upon the sale of the underlying investments.
[5]	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are categorized as Level 3.